Consolidated Statement of Changes in Shareholders' Equity Statement - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at	$ 860,804	$ 796	$ 1,747,648	$ (830,920)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)		7,121,726
Net loss	$ 29,570
Issuance of restricted stock, net of forfeitures	0	$ 13	(13)
Dividends	(4,298)		(4,298)
Issuance of restricted stock, net of forfeitures (shares)		127,070
Restricted stock amortization	6,674		6,674
Balance at	$ 892,750	$ 809	1,750,011	(801,350)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)		7,248,796
Common Stock, Value, Issued	$ 809
Balance at	$ 874,967	$ 809	1,717,144	(786,266)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)	7,248,180	7,248,180
Net loss	$ (206,380)
Common Stock Issued	82,255	$ 47	82,208
Common Stock Issued (shares)		4,715,000
Issuance of restricted stock, net of forfeitures	0	$ 4	(4)
Dividends	(2,606)		(2,606)
Issuance of restricted stock, net of forfeitures (shares)		423,700
Restricted stock amortization	5,552		5,552
Adjustment to Common Stock, Reverse Stock Split	(2)
Common Stock, Value, Issued	858
Balance at	$ 753,786	$ 858	$ 1,802,294	$ (992,646)
Treasury Stock, Common, Shares	(56,720,000)
Balance (shares)	12,386,880	12,386,880